Investment at Cost (Details Narrative) - USD ($)			3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 26, 2015	Jan. 19, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Bitcoin index price			$ 243.39			$ 319.70
Investment impairment			$ 254,433			$ 544,800
Coin Outlet [Member]
Issuance of common stock for acquisition, share	166,756
Percentage of additional equity ownership	2.00%
Issuance of common stock shares for stock compensation	701,966
Percentage of equity ownership	4.20%
Percentage of equity ownership ability increase upto exercise of previously issued option and warrant	11.00%
Purchase Agreement [Member] | Coin Outlet [Member]
Convertible promissory note principal amount		$ 100,000
Note accrues interest rate		4.00%
Note maturity date		Jan. 31, 2016
Proceeds from convertible promissory note		$ 1,000,000
Percentage of sale of price per shares		80.00%
Note conversion price exceeds		$ 600,000